Property, plant and equipment	12 Months Ended
Dec. 31, 2022
Text block [Abstract]
Property, plant and equipment

Note 14 – Property, plant and equipment

a)	Property, plant and equipment as of December 31, 2022 and 2021 are broken down as follows.

		Average
		remaining	Net assets as			Net assets
	Useful life	depreciation	of January	Gross	Accumulated	as of December
	years	years	1, 2022	Balance	depreciation	31, 2022
			MCh$	MCh$	MCh$	MCh$
Buildings	26	14	32,648	61,920	(33,267)	28,653
Land	—	—	3,548	2,319	—	2,319
Equipment	6	3	23,798	82,885	(63,573)	19,312
Others	14	8	11,939	35,435	(25,523)	9,912
Totals			71,933	182,559	(122,363)	60,196

		Average
		remaining	Net assets as			Net assets
	Useful life	depreciation	of January	Gross	Accumulated	as of December
	years	years	1, 2021	Balance	depreciation	31, 2021
			MCh$	MCh$	MCh$	MCh$
Buildings	26	15	36,653	75,719	(43,071)	32,648
Land	—	—	3,507	3,548	—	3,548
Equipment	6	4	27,650	85,835	(62,037)	23,798
Others	14	9	12,805	36,039	(24,100)	11,939
Totals			80,615	201,141	(129,208)	71,933

The useful life presented in the preceding tables, corresponds to the total useful life and residual useful life for the property, plant and equipment. Total useful lives have been determined based on our expected use of the assets, considering quality of the original construction, the environment in which the assets are located, quality and degree of maintenance carried out, and appraisals performed by external experts of the Bank.

b)	Movements on gross balances as of December 31, 2022 and 2021, are as follows:

	Buildings	Land	Equipment	Other	Totals
	MCh$	MCh$	MCh$	MCh$	MCh$
Opening balances as of January 1, 2022	75,719	3,548	85,835	36,039	201,141
Additions	6,304	—	4,589	3,162	14,055
Sales and/or retirements for the year	(13,513)	(89)	(1,224)	(2,440)	(17,266)
Impairment	—	—	—	(20)	(20)
Exchange differences	(3,814)	(576)	(6,315)	(1,306)	(12,011)
Reclassification to assets held for sale	(2,776)	(106)	—	—	(2,882)
Other	—	(458)	—	—	(458)
Ending balances as of December 31, 2022	61,920	2,319	82,885	35,435	182,559

	Buildings	Land	Equipment	Other	Totals
	MCh$	MCh$	MCh$	MCh$	MCh$
Opening balances as of January 1, 2021	73,312	3,506	85,404	35,664	197,886
Additions	3,213	—	4,887	2,635	10,735
Sales and/or disposals for the year	—	—	(4,663)	(2,386)	(7,049)
Impairment (1)	—	—	(52)	(415)	(467)
Exchange differences	(806)	42	754	260	250
Others	—	—	(495)	281	(214)
Ending balances as of December 31, 2021	75,719	3,548	85,835	36,039	201,141

Note 14 – Property, plant and equipment

c)	Movements of accumulated depreciation of property, plant and equipment for years ended December 31, 2022 and 2021, are as follows:

	Buildings	Land	Equipment	Other	Total
	MCh$	MCh$	MCh$	MCh$	MCh$
Opening balances as of January 1, 2022	(43,071)	—	(62,037)	(24,100)	(129,208)
Depreciation for the year	(6,562)	—	(7,864)	(4,494)	(18,920)
Sales and/or disposals for the year	12,811	—	1,034	1,838	15,683
Impairment	—	—	—	(10)	(10)
Exchange differences	2,235	—	5,294	1,243	8,772
Reclassification to assets held for sale	1,320	—	—	—	1,320
Other	—	—	—	—	—
Ending balances as of December 31, 2022	(33,267)	—	(63,573)	(25,523)	(122,363)

	Buildings	Land	Equipment	Other	Total
	MCh$		MCh$	MCh$	MCh$
Opening balances as of January 1, 2021	(36,658)	—	(57,754)	(22,859)	(117,271)
Depreciation for the year	(6,920)	—	(8,217)	(3,471)	(18,608)
Sales and/or disposals for the year	—	—	4,645	2,307	6,952
Impairment	705	—	52	383	1,140
Exchange differences	(198)	—	(763)	(179)	(1,140)
Others	—	—	—	(281)	(281)
Ending balances as of December 31, 2021	(43,071)	—	(62,037)	(24,100)	(129,208)

e)	Impairment

Banco Itaú Chile evaluates, at the end of each reporting period, whether there is any indication of impairment of any asset. If this indication exists, or when an impairment test is required, the Bank estimates the recoverable amount of the asset.

As of December 31, 2022 and 2021 there is no indication nor concrete evidence of impairment (see details in note 32). As of the date of these Consolidated Financial Statements, there have been no events that require the recognition of impairment.

f)	Restrictions

The Bank and subsidiaries have no restrictions on property, plant and equipment as of December 31, 2022 and 2021. Additionally, property, plant and equipment has not been pledged to ensure compliance with obligations. Furthermore, there are no amounts owed by the Bank on property, plant and equipment as of the aforementioned dates.